Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,529,833.44

Principal:
Principal Collections	$23,332,385.45
Prepayments in Full	$15,843,908.14
Liquidation Proceeds	$496,007.99
Recoveries	$52,869.75
Sub Total	$39,725,171.33
Collections	$43,255,004.77

Purchase Amounts:
Purchase Amounts Related to Principal	$564,972.18
Purchase Amounts Related to Interest	$2,942.57
Sub Total	$567,914.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,822,919.52

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$43,822,919.52
Servicing Fee	$766,327.59	$766,327.59	$0.00	$0.00	$43,056,591.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,056,591.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$43,056,591.93
Interest - Class A-3 Notes	$338,168.59	$338,168.59	$0.00	$0.00	$42,718,423.34
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$42,570,865.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,570,865.01
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$42,487,378.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,487,378.93
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$42,418,045.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,418,045.60
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$42,320,378.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,320,378.93
Regular Principal Payment	$38,551,637.38	$38,551,637.38	$0.00	$0.00	$3,768,741.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,768,741.55
Residuel Released to Depositor	$0.00	$3,768,741.55	$0.00	$0.00	$0.00
Total		$43,822,919.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$38,551,637.38
Total					$38,551,637.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$38,551,637.38	$58.59	$338,168.59	$0.51	$38,889,805.97	$59.10
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$38,551,637.38	$18.90	$736,213.00	$0.36	$39,287,850.38	$19.26

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$563,614,313.29	0.8565567	$525,062,675.91	0.7979676
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$880,674,313.29	0.4317327	$842,122,675.91	0.4128336

Pool Information
Weighted Average APR	4.584%	4.580%
Weighted Average Remaining Term	41.59	40.73
Number of Receivables Outstanding	51,773	50,566
Pool Balance	$919,593,109.05	$878,722,567.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$884,073,436.22	$844,908,740.71
Pool Factor	0.4423344	0.4226752

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$13,180,838.51
Yield Supplement Overcollateralization Amount	$33,813,826.83
Targeted Overcollateralization Amount	$36,599,891.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,599,891.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		163	$633,267.75
(Recoveries)		131	$52,869.75
Net Losses for Current Collection Period			$580,398.00
Cumulative Net Losses Last Collection Period			$8,586,550.63
Cumulative Net Losses for all Collection Periods			$9,166,948.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.76%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.37%	1,035	$20,834,770.26
61-90 Days Delinquent	0.31%	140	$2,727,875.95
91-120 Days Delinquent	0.06%	24	$542,937.58
Over 120 Days Delinquent	0.15%	58	$1,312,463.04
Total Delinquent Receivables	2.89%	1,257	$25,418,046.83

Repossession Inventory:
Repossessed in the Current Collection Period		52	$1,168,751.84
Total Repossessed Inventory		80	$1,852,259.67

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6516%
Preceding Collection Period			0.9627%
Current Collection Period			0.7746%
Three Month Average			0.7963%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3043%
Preceding Collection Period			0.3593%
Current Collection Period			0.4390%
Three Month Average			0.3675%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer